Leases (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Leases
Schedule of supplemental information related to operating leases

	September 30	December 31,
Balance Sheet information	2022	2021
Operating lease ROU assets	$255	$266

Operating lease liabilities, current portion	$255	$279
Total operating lease liabilities	$255	$279

Cash flow information for the nine months ended September 30,	2022	2021
Cash paid for amounts included in the measurement of operating leases liabilities	$473	$365

Balance sheet information at December 31, 2021
Operating lease ROU assets	$266

Operating lease liabilities, current portion	$279
Operating lease liabilities, long-term portion	—
Total operating lease liabilities	$279

Cash flow information for the nine months ended September 30, 2021
Cash paid for amounts included in the measurement of operating leases liabilities	$565

Schedule of maturities of operating lease liabilities

Remainder of 2022	$87
2023	173
2024	—
Total lease payments	260
Less: imputed interest	5
Total lease liabilities	$255

Weighted-average remaining lease term at end of period (in years)	0.7
Weighted-average discount rate at end of period	5.1%

Twelve months ending December 31, 2021
2022	$283
Total lease payments	283
Less: imputed interest	4
Total lease liabilities	$279

Weighted-average remaining lease term at end of period (in years)	0.4
Weighted-average discount rate at end of period	5.1